Significant accounting policies (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) ShareBasedCompensationPlan	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Accounting policies
Number of global equity-settled share-based compensation plans | ShareBasedCompensationPlan	3
Increase (decrease) from accounting change		€ 98	€ 93
Accumulated net positive fair value changes	€ 200
Minimum
Accounting policies
Intangible assets, useful lives	3 years
Minimum | Buildings and constructions
Accounting policies
Property, plant and equipment, useful lives	20 years
Minimum | Light Buildings and constructions
Accounting policies
Property, plant and equipment, useful lives	3 years
Minimum | Production machinery, measuring and test equipment
Accounting policies
Property, plant and equipment, useful lives	1 year
Minimum | Other machinery and equipment
Accounting policies
Property, plant and equipment, useful lives	3 years
Maximum
Accounting policies
Intangible assets, useful lives	10 years
Maximum | Buildings and constructions
Accounting policies
Property, plant and equipment, useful lives	33 years
Maximum | Light Buildings and constructions
Accounting policies
Property, plant and equipment, useful lives	20 years
Maximum | Production machinery, measuring and test equipment
Accounting policies
Property, plant and equipment, useful lives	5 years
Maximum | Other machinery and equipment
Accounting policies
Property, plant and equipment, useful lives	10 years